Statements of Changes in Shareholders' Equity - CAD CAD in Millions	Total	Shareholders' Capital [member]	Other Reserves [member]	Deficit [member]
Beginning balance at Dec. 31, 2015	CAD 2,935	CAD 8,994	CAD 92	CAD (6,151)
Net and comprehensive loss	(696)			(696)
Share-based compensation	7		7
Issued on exercise of options	1	3	(2)
Ending balance at Dec. 31, 2016	2,247	8,997	97	(6,847)
Net and comprehensive loss	(84)			(84)
Share-based compensation	8		8
Issued on exercise of options	(5)	4	(9)
Elimination of deficit		(6,820)		6,820
Ending balance at Dec. 31, 2017	CAD 2,166	CAD 2,181	CAD 96	CAD (111)